Marketable Securities (Table)	12 Months Ended
Dec. 31, 2017
Marketable Securities Table
Schedule of marketable securities
	December 31,
	2017	2016

Balance, begin of period	$955	$-
Held for trading securities received from:
Sale Agreement (Note 7(b))	-	6,571
Property option agreement (Note 9(a)(iii))	-	81
Distribution of AzMin by reduction of AzMet's paid up capital	-	86
Investment in held for trading securities	175	-
Disposition of held for trading securities at fair value	(104)	(8,760)
Change in fair value of marketable securities	(293)	2,985
Foreign currency translation adjustment	54	(8)
Balance, end of period	$787	$955